Consolidated Statement of Changes in Shareholders' (Deficit) Equity - USD ($)	Total	Accrued Unpaid Interest	Bonus Share	Conversion Features Six	Conversion Features Seven	Conversion Features Eight	Exercise Price 1	Exercise Price 2	Conversion Features one	Conversion Features two	Conversion Features three	Conversion Features Four	Conversion Features Five	Preferred Stock	Common Stock	Common Stock Accrued Unpaid Interest	Common Stock Bonus Share	Common Stock Conversion Features Six	Common Stock Conversion Features Seven	Common Stock Conversion Features Eight	Common Stock Exercise Price 1	Common Stock Exercise Price 2	Common Stock Conversion Features one	Common Stock Conversion Features two	Common Stock Conversion Features three	Common Stock Conversion Features Four	Common Stock Conversion Features Five	Common Stock Payable	Common Stock Payable Accrued Unpaid Interest	Common Stock Payable Bonus Share	Additional Paid-in Capital	Rescission Amount	Accumulated Deficit
Beginning balance at May. 31, 2013	$ (223,916)													$ 274,091	$ 16,144,673													$ 117,778			$ 17,778,861	$ (536,500)	$ (34,002,819)
Beginning balance, shares at May. 31, 2013														95,100	30,908,292
Rescission expirations and exclusions	158,500																															158,500
Amortization of deferred offering costs related to rescission liability	(28,636)													$ (7,840)	$ (20,796)
Proceeds from unit offering, shares															20,989,494
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																							2,046,148	1,493,333	24,363	16,117	21,963
Proceeds from unit offering, value	13,642,667														$ 13,642,667
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, value									$ 1,330,000	$ 1,120,000	$ 15,837	$ 12,088	$ 10,012										$ 1,330,000	$ 1,120,000	$ 15,837	$ 12,088	$ 10,012
Deferred offering costs	(2,084,063)														$ (2,084,063)
Inducement interest on reissued warrants	193,160																														193,160
Exercise of common stock warrants, shares															50,000
Common stock issuable, share																150,000	53,601
Exercise of common stock warrants, Value	50,000														$ 50,000
Common stock issuable, value		$ 64,722	$ 35,139													$ 75,000	$ 72,361												$ (10,278)	$ (107,500)
Stock-based compensation	928,413																														928,413
Debt discount related to warrants and beneficial conversion feature associated with convertible debt	1,200,000																														1,200,000
Net loss at year ended	(12,431,413)																																(12,431,413)
Ending Balance at May. 31, 2014	3,922,232													$ 266,251	$ 30,367,779																20,100,434	(378,000)	(46,434,232)
Ending balance, shares at May. 31, 2014														95,100	55,753,311
Rescission expirations and exclusions	378,000																															$ 378,000
Amortization of deferred offering costs related to rescission liability	(68,292)													$ (18,695)	$ (49,597)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																		104,153	5,628,330	119,580
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, value				$ 52,077	$ 4,221,250	$ 86,296												$ 52,077	$ 4,221,250	$ 86,296
OID, intrinsic value related to warrants	2,505,261																														2,505,261
Inducement interest on reissued warrants	970,367																														970,367
Exercise of common stock warrants, shares																					1,938,974	100,000
Exercise of common stock warrants, Value							$ 1,066,435	$ 75,000													$ 1,066,435	$ 75,000
Stock-based compensation	631,302																														631,302
Inducement interest on note conversions and warrant exercises	555,626																														555,626
Net loss at year ended	(25,088,070)																																(25,088,070)
Ending Balance at May. 31, 2015	(10,692,516)													$ 247,556	$ 35,819,240																$ 24,762,990		$ (71,522,302)
Ending balance, shares at May. 31, 2015														95,100	63,644,348
Net loss at year ended	(14,159,607)
Ending Balance at Nov. 30, 2015	$ (2,708,853)